Close-down and restoration provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of provisions including post-retirement benefits

	Note	2022 US$m	2021 US$m
At 1 January		14,542	13,335
Adjustment on currency translation		(699)	(483)
Adjustments to mining properties/right of use assets:	13
– increases to existing and new provisions		520	518
Charged/(credited) to profit:
– increases to existing and new provisions		541	1,475
– unused amounts reversed		(72)	(192)
– exchange losses on provisions		17	23
– amortisation of discount		1,517	415
Utilised in year		(609)	(541)
Transfers and other movements		2	(8)
At 31 December(a)		15,759	14,542
Balance sheet analysis:
Current		1,142	1,023
Non-current		14,617	13,519
Total		15,759	14,542
(a)Close-down, restoration and environmental liabilities at 31 December 2022 have not been adjusted for closure-related receivables amounting to US$351 million (2021: US$410 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.

	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total 2022 US$m	Total 2021 US$m
At 1 January	2,098	394	2,492	3,474
Adjustment on currency translation	(73)	(26)	(99)	(34)
Charged/(credited) to profit:
– increases to existing and new provisions	142	89	231	273
– unused amounts reversed	—	(12)	(12)	(21)
Utilised in year	(172)	(82)	(254)	(231)
Re-measurement gains recognised in other comprehensive income	(701)	—	(701)	(687)
Transfers and other movements	—	1	1	(282)
At 31 December	1,294	364	1,658	2,492
Balance sheet analysis:
Current	62	291	353	383
Non-current	1,232	73	1,305	2,109
Total	1,294	364	1,658	2,492
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$271 million (2021: US$272 million), based on the relevant entitlements in certain Group operations, and includes US$32 million (2021: US$60 million) of provision for redundancy and severance payments.

	2022 US$m	2021 US$m
At 1 January	1,002	856
Adjustment to opening balance on transition to new accounting standard (refer to page 155)	17	—
Restated opening balance	1,019	856
Adjustment on currency translation	(43)	(29)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	4	3
Charged/(credited) to profit:
– increases to existing and new provisions	365	382
– unused amounts reversed	(66)	(37)
– amortisation of discount	2	3
Utilised in year	(176)	(128)
Transfers and other movements(a)	193	(48)
At 31 December	1,298	1,002
Balance sheet analysis:
Current	554	700
Non-current	744	302
Total	1,298	1,002
(a)Transfers and other movements includes US$211 million for additional consideration to be paid to the dissenting shareholders of the Turquoise Hill Resources transaction. It represents the difference between their initial consideration of C$34.4 per share and C$43 per share paid to all other shareholders, with the final amount and timing to be determined by dissent proceedings. As a transaction with shareholders of a subsidiary in their capacity as owners, this adjustment has been made through equity.

Schedule of close-down, restoration and environmental provisions
Analysis of close-down and restoration/environmental clean-up provisions

As at 31 December	2022 US$m	2021 US$m
Undiscounted close-down and environmental restoration obligations	20,433	18,775
Impact of discounting	(4,674)	(4,233)
Present closure obligation	15,759	14,542
Attributable to:
Operating sites	11,598	10,727
Non-operating sites	4,161	3,815
Total	15,759	14,542
Projected cash spend for the undiscounted close-down and restoration/environmental clean-up provision

Undiscounted close-down and environmental restoration cash flows	<1 year US$m	1-3 years US$m	3-5 years US$m	> 5 years US$m	Total US$m
At 31 December 2022	1,142	1,986	1,426	15,879	20,433
At 31 December 2021	1,023	1,652	1,680	14,420	18,775

Closure cost composition as at 31 December	2022 US$m	2021 US$m
Decommissioning, decontamination and demolition	3,386	3,343
Closure and rehabilitation earthworks(a)	4,760	4,125
Long-term water management costs(b)	1,092	967
Post closure monitoring and maintenance	1,846	1,676
Indirect costs, owners' costs and contingency(c)	4,675	4,431
Total	15,759	14,542
(a)A key component of earthworks rehabilitation involves re-landscaping the area disturbed by mining activities utilising largely diesel powered heavy mobile equipment. In developing low-carbon solutions for our mobile fleet, this may include electrification of the vehicles during the mine life. The forecast cash flows for the heavy mobile equipment in the closure cost estimate are based on existing fuel sources. The cost incurred during closure could reduce if these activities are powered by renewable energy.
(b)Long-term water management relates to the post-closure treatment of water due to acid rock drainage and other environmental commitments and is an area of research and development focus for our Closure team. The cost of this water processing can continue for many years after the bulk earthworks and demolition activities have completed and are therefore exposed to long-term climate change. This could materially affect rates of precipitation and therefore change the volume of water requiring processing. It is not currently possible to forecast accurately the impact this could have on the closure provision as some of our locations could experience drier conditions whereas others could experience greater rainfall. A further consideration relates to the alternative commercial use for the processed water, which could support ultimate transfer of these costs to a third party.
(c)Indirect costs, owners' costs and contingency include adjustments to the underlying cash flows to align the closure provision with a central-case estimate. This excludes allowances for quantitative estimation uncertainties, which are allocated to the underlying cost driver and presented within the respective cost categories above.

Geographic composition as at 31 December	2022 US$m	2021 US$m
Australia	7,983	7,605
USA	4,680	4,057
Canada	1,730	1,662
Rest of World	1,366	1,218
Total	15,759	14,542